Columbia Small Cap Value Discovery Fund
Third Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value Discovery Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	235,422	3,288,845
Entertainment 0.3%
Gaia, Inc.(a),(b)	664,149	2,251,465
Playstudios, Inc.(a)	2,335,384	1,481,801
Vivid Seats, Inc., Class A(a)	210,176	1,532,183
Total		5,265,449
Interactive Media & Services 0.6%
fuboTV, Inc.(a)	1,949,534	4,347,461
Webtoon Entertainment, Inc.(a)	688,173	8,320,012
Total		12,667,473
Media 0.8%
Criteo SA, ADR(a)	384,560	7,372,015
DoubleVerify Holdings, Inc.(a)	771,200	8,344,384
Ibotta, Inc.(a)	42,739	882,988
Total		16,599,387
Total Communication Services		37,821,154
Consumer Discretionary 13.1%
Automobile Components 1.4%
Fox Factory Holding Corp.(a)	287,670	5,293,128
Gentherm, Inc.(a)	270,788	8,654,384
Visteon Corp.	157,532	14,313,358
Total		28,260,870
Automobiles 0.5%
Winnebago Industries, Inc.	206,640	9,486,842
Broadline Retail 0.4%
Savers Value Village, Inc.(a)	765,690	7,932,548
Distributors 0.5%
Educational Development Corp.(a)	390,079	546,111
Gold.com, Inc.	197,610	10,246,078
Total		10,792,189
Diversified Consumer Services 0.5%
American Public Education, Inc.(a)	109,831	4,588,739
Kindercare Learning Cos, Inc.(a)	1,460,796	6,821,918
Total		11,410,657
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 4.1%
Beazer Homes USA, Inc.(a)	223,350	4,817,660
Cavco Industries, Inc.(a)	14,947	7,354,223
Century Communities, Inc.	205,929	12,969,408
Ethan Allen Interiors, Inc.	211,633	4,852,745
Hamilton Beach Brands Holding Co.	328,031	6,262,112
Helen of Troy Ltd.(a)	494,881	8,195,229
Hooker Furnishings Corp.	321,300	4,263,651
Legacy Housing Corp.(a)	301,886	6,264,134
Lifetime Brands, Inc.	661,547	2,083,873
Meritage Homes Corp.	338,270	23,513,148
Universal Electronics, Inc.(a)	626,665	2,475,327
Total		83,051,510
Leisure Products 1.6%
Malibu Boats, Inc., Class A(a)	228,085	7,412,762
Polaris, Inc.	248,428	15,859,644
YETI Holdings, Inc.(a)	192,536	8,800,821
Total		32,073,227
Specialty Retail 2.7%
Advance Auto Parts, Inc.	345,909	16,607,091
America’s Car-Mart, Inc.(a)	130,570	3,358,260
Brilliant Earth Group, Inc., Class A	579,224	903,590
Designer Brands, Inc.	942,724	5,976,870
National Vision Holdings, Inc.(a)	560,432	14,767,383
OneWater Marine, Inc., Class A(a)	249,760	3,316,813
Stitch Fix, Inc., Class A(a)	913,008	4,382,438
Zumiez, Inc.(a)	200,024	4,922,591
Total		54,235,036
Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	262,320	9,078,895
Culp, Inc.(a)	625,675	2,202,376
Fossil Group, Inc.(a)	1,089,074	3,779,087
Movado Group, Inc.	394,872	9,003,082
Oxford Industries, Inc.	115,550	4,258,017
Total		28,321,457
Total Consumer Discretionary		265,564,336

Columbia Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.4%
Beverages 0.9%
Boston Beer Co., Inc. (The), Class A(a)	39,716	8,484,132
MGP Ingredients, Inc.	358,147	8,921,442
Total		17,405,574
Consumer Staples Distribution & Retail 1.1%
Andersons, Inc. (The)	250,726	15,542,505
Grocery Outlet Holding Corp.(a)	763,150	7,272,819
Total		22,815,324
Food Products 1.3%
Dole PLC	709,551	11,303,148
John B. Sanfilippo & Son, Inc.	86,650	7,009,985
Simply Good Foods Co. (The)(a)	487,260	9,145,870
Total		27,459,003
Personal Care Products 0.1%
Honest Co., Inc. (The)(a)	1,016,860	2,511,644
Total Consumer Staples		70,191,545
Energy 7.0%
Energy Equipment & Services 2.2%
Atlas Energy Solutions, Inc.	740,550	8,642,218
DMC Global Inc(a)	534,443	4,596,210
Natural Gas Services Group, Inc.	241,920	8,380,109
Pason Systems, Inc.	624,910	5,539,355
ProPetro Holding Corp.(a)	557,900	6,410,271
Tetra Technologies, Inc.(a)	948,762	10,815,887
Total		44,384,050
Oil, Gas & Consumable Fuels 4.8%
Ardmore Shipping Corp.	405,270	5,236,088
Delek U.S. Holdings, Inc.	383,300	11,311,183
Green Plains, Inc.(a)	562,890	6,450,720
Infinity Natural Resources, Inc., Class A(a)	340,430	5,406,028
Kinetik Holdings, Inc.	343,026	14,033,194
PBF Energy, Inc., Class A	449,800	15,050,308
Ring Energy, Inc.(a)	3,640,006	4,331,607
Scorpio Tankers, Inc.	283,690	18,048,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Talos Energy, Inc.(a)	1,037,202	12,363,448
W&T Offshore, Inc.	2,255,736	4,894,947
Total		97,125,881
Total Energy		141,509,931
Financials 18.6%
Banks 7.3%
Banc of California, Inc.	883,510	17,652,530
Bank of Marin Bancorp	250,967	6,738,464
BankUnited, Inc.	407,926	19,364,247
Central Pacific Financial Corp.	183,654	5,981,611
CNB Financial Corp.	247,161	6,846,360
First Community Corp.	139,541	4,091,342
First Foundation, Inc.(a)	781,391	4,907,136
FirstSun Capital Bancorp(a)	98,995	3,908,323
Hilltop Holdings, Inc.	364,458	13,648,952
MVB Financial Corp.	172,592	4,873,998
Northrim BanCorp, Inc.	187,552	4,418,725
Provident Financial Holdings, Inc.	206,832	3,342,405
Riverview Bancorp, Inc.	647,304	3,346,562
Shore Bancshares, Inc.	264,470	5,016,996
Southern First Bancshares, Inc.(a)	192,362	10,568,368
Towne Bank	336,102	11,763,570
WaFd, Inc.	458,899	14,969,285
Western New England Bancorp, Inc.	512,349	6,880,847
Total		148,319,721
Capital Markets 0.7%
StoneX Group, Inc.(a)	123,257	13,836,831
Financial Services 6.1%
Alerus Financial Corp.	275,626	6,785,912
Banco Latinoamericano de Comercio Exterior SA, Class E	216,568	10,497,051
Essent Group Ltd.	337,490	21,234,871
Euronet Worldwide, Inc.(a)	179,396	12,999,034
EVERTEC, Inc.	354,594	10,641,366
Flywire Corp.(a)	771,030	9,714,978
Pagseguro Digital Ltd., Class A	838,800	9,436,500
Payoneer Global, Inc.(a)	1,854,048	11,847,367
PennyMac Financial Services, Inc.	139,570	13,945,834
Columbia Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Security National Financial Corp., Class A(a)	468,189	4,129,427
Western Union Co. (The)	1,461,790	13,696,972
Total		124,929,312
Insurance 2.4%
F&G Annuities & Life, Inc.	573,910	16,924,606
Global Indemnity Group LLC	243,244	7,037,049
Greenlight Capital Re Ltd., Class A(a)	467,443	6,483,434
Horace Mann Educators Corp.	246,941	11,065,426
Neptune Insurance Holdings, Inc., Class A(a)	326,807	8,333,579
Total		49,844,094
Mortgage Real Estate Investment Trusts (REITS) 2.1%
ARMOUR Residential REIT, Inc.	770,590	13,408,266
Dynex Capital, Inc.	803,690	11,155,217
Orchid Island Capital, Inc.	797,090	6,217,302
Two Harbors Investment Corp.	955,996	10,965,274
Total		41,746,059
Total Financials		378,676,017
Health Care 8.4%
Biotechnology 1.1%
Annexon, Inc.(a)	1,404,915	8,766,670
Apellis Pharmaceuticals, Inc.(a)	418,800	9,456,504
Atossa Therapeutics, Inc.(a)	2,753,014	1,555,453
Compass Pathways PLC, ADR(a)	406,210	2,717,545
Total		22,496,172
Health Care Equipment & Supplies 1.9%
Avanos Medical, Inc.(a)	352,900	4,700,628
Embecta Corp.	428,009	4,541,175
Inogen, Inc.(a)	583,811	3,444,485
Neogen Corp.(a)	1,093,310	11,173,628
Teleflex, Inc.	136,640	14,261,117
Total		38,121,033
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.(a)	396,740	5,332,186
Ardent Health, Inc.(a)	769,917	6,290,222
Astrana Health, Inc.(a)	310,560	7,062,134
Enhabit, Inc.(a)	625,693	6,651,116
Fulgent Genetics, Inc.(a)	359,279	9,413,110
Common Stocks (continued)
Issuer	Shares	Value ($)
PACS Group, Inc.(a)	528,918	17,856,272
Viemed Healthcare, Inc.(a)	513,130	3,935,707
Total		56,540,747
Health Care Technology 0.8%
Certara, Inc.(a)	854,780	7,513,516
Teladoc Health, Inc.(a)	1,079,410	5,882,785
TruBridge, Inc.(a)	211,071	4,084,224
Total		17,480,525
Life Sciences Tools & Services 1.5%
Azenta, Inc.(a)	297,320	11,559,801
Bruker Corp.	274,980	12,178,864
Codexis, Inc.(a)	2,412,790	2,991,860
Quanterix Corp.(a)	588,446	3,730,748
Total		30,461,273
Pharmaceuticals 0.3%
ANI Pharmaceuticals, Inc.(a)	80,884	6,620,355
Total Health Care		171,720,105
Industrials 17.6%
Aerospace & Defense 1.3%
Moog, Inc., Class A	84,632	25,842,381
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	971,654	6,539,231
Building Products 1.2%
UFP Industries, Inc.	234,475	24,216,578
Commercial Services & Supplies 1.3%
ACCO Brands Corp.	812,452	3,176,687
Healthcare Services Group, Inc.(a)	527,806	9,933,309
HNI Corp.	270,522	12,928,247
Total		26,038,243
Electrical Equipment 1.3%
GrafTech International Ltd.(a)	251,211	3,795,792
Shoals Technologies Group, Inc., Class A(a)	1,139,230	10,754,331
Thermon(a)	253,846	11,486,532
Total		26,036,655

Columbia Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 3.1%
ArcBest Corp.	168,920	15,239,962
Heartland Express, Inc.	570,666	5,758,020
Knight-Swift Transportation Holdings, Inc.	369,590	20,364,409
Marten Transport Ltd.	610,170	7,505,091
Werner Enterprises, Inc.	417,120	14,286,360
Total		63,153,842
Machinery 4.8%
Energy Recovery, Inc.(a)	335,846	4,899,993
Gates Industrial Corp. PLC(a)	782,660	18,016,833
Greenbrier Companies, Inc. (The)	252,276	12,719,756
Hurco Companies, Inc.(a)	194,135	3,210,993
JBT Marel Corp.	166,440	26,182,676
Mayville Engineering Co., Inc.(a)	251,230	4,924,108
Nano Dimension Ltd., ADR(a)	3,495,689	6,222,327
Omega Flex, Inc.	145,286	4,792,985
Taylor Devices, Inc.(a)	73,270	5,329,660
Twin Disc, Inc.	304,360	5,231,948
Wabash National Corp.	606,790	6,146,783
Total		97,678,062
Marine Transportation 2.0%
Costamare Bulkers Holdings Ltd.(a)	270,124	4,465,150
Costamare, Inc.	581,470	9,757,066
Kirby Corp.(a)	178,851	21,043,609
Safe Bulkers, Inc.	913,397	5,215,497
Total		40,481,322
Passenger Airlines 0.6%
Alaska Air Group, Inc.(a)	258,300	13,129,389
Professional Services 1.5%
Alight, Inc., Class A	4,113,011	6,292,907
IBEX Ltd.(a)	200,882	7,472,810
Korn/Ferry International	227,425	15,799,215
Total		29,564,932
Trading Companies & Distributors 0.2%
BlueLinx Holdings, Inc.(a)	70,627	4,912,814
Total Industrials		357,593,449
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 6.4%
Electronic Equipment, Instruments & Components 4.0%
Airgain, Inc.(a)	505,606	2,133,657
Littelfuse, Inc.	64,130	20,762,729
Luna Innovations, Inc.(a)	1,559,039	2,245,016
Methode Electronics, Inc.	723,441	5,780,294
Rogers Corp.(a)	107,720	10,474,693
Vishay Intertechnology, Inc.	910,190	18,340,329
Vishay Precision Group, Inc.(a)	102,343	5,125,337
Vontier Corp.	464,670	17,425,125
Total		82,287,180
IT Services 1.1%
ASGN, Inc.(a)	276,129	14,383,560
BigCommerce Holdings, Inc.(a)	1,026,779	3,203,550
Grid Dynamics Holdings, Inc.(a)	495,860	4,100,762
Total		21,687,872
Semiconductors & Semiconductor Equipment 0.7%
Ichor Holdings Ltd.(a)	196,730	5,968,788
inTEST Corp.(a)	376,963	3,449,211
MagnaChip Semiconductor Corp.(a)	1,053,873	3,056,232
Valens Semiconductor Ltd.(a)	1,074,350	1,826,395
Total		14,300,626
Software 0.6%
Cognyte Software Ltd.(a)	543,972	4,912,067
Expensify, Inc., Class A(a)	1,346,614	1,952,590
Mitek Systems, Inc.(a)	487,730	4,887,055
Upland Software, Inc.(a)	972,993	1,294,081
Total		13,045,793
Total Information Technology		131,321,471
Materials 7.2%
Chemicals 2.4%
Aspen Aerogels, Inc.(a)	998,570	3,365,181
Chemours Co. LLC (The)	661,382	9,914,116
Ecovyst, Inc.(a)	943,330	10,008,731
Koppers Holdings, Inc.	155,658	4,585,685
Minerals Technologies, Inc.	219,740	14,450,102
Stepan Co.	114,001	6,567,598
Total		48,891,413
Columbia Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.0%
Greif, Inc., Class A	182,217	12,868,165
Myers Industries, Inc.	353,860	7,314,286
Total		20,182,451
Metals & Mining 3.5%
Ampco-Pittsburgh Corp.(a)	842,085	4,690,413
Centerra Gold, Inc.	766,210	12,835,347
Compass Minerals International, Inc.(a)	253,340	6,328,433
Ferroglobe PLC	1,376,135	6,536,641
Metallus, Inc.(a)	425,428	8,487,289
Olympic Steel, Inc.	14,894	716,253
Ryerson Holding Corp.	253,227	7,146,066
Torex Gold Resources, Inc.	322,562	15,525,806
Vizsla Silver Corp.(a)	1,735,237	8,780,364
Total		71,046,612
Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	160,483	2,699,324
Magnera Corp.(a)	294,337	3,846,984
Total		6,546,308
Total Materials		146,666,784
Real Estate 14.0%
Diversified REITs 0.8%
American Assets Trust, Inc.	593,800	10,724,028
Armada Hoffler Properties, Inc.	918,950	6,405,082
Total		17,129,110
Health Care REITs 0.3%
Community Healthcare Trust, Inc.	355,320	6,139,930
Hotel & Resort REITs 1.5%
Chatham Lodging Trust	771,600	5,486,076
Park Hotels & Resorts, Inc.	985,380	10,770,203
RLJ Lodging Trust	1,788,290	13,286,995
Total		29,543,274
Industrial REITs 0.8%
Americold Realty Trust, Inc.	1,362,944	16,914,135
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 4.5%
Brandywine Realty Trust	3,281,339	9,286,189
COPT Defense Properties	538,530	16,592,109
Douglas Emmett, Inc.	1,133,680	11,971,661
Empire State Realty Trust, Inc., Class A	1,681,490	11,148,279
Highwoods Properties, Inc.	561,550	14,516,068
Kilroy Realty Corp.	383,980	13,239,630
Peakstone Realty Trust	312,918	4,887,779
Piedmont Realty Trust, Inc.	1,077,591	9,073,316
Total		90,715,031
Real Estate Management & Development 2.4%
Cushman & Wakefield Ltd.(a)	1,271,107	20,896,999
Douglas Elliman, Inc.(a)	1,374,251	3,710,478
Forestar Group, Inc.(a)	332,456	8,650,505
Newmark Group, Inc., Class A	852,242	15,195,475
Total		48,453,457
Retail REITs 2.1%
FrontView REIT, Inc.	292,420	4,798,612
Kite Realty Group Trust	823,900	19,353,411
Macerich Co. (The)	723,800	13,701,534
Saul Centers, Inc.	136,338	4,326,005
Total		42,179,562
Specialized REITs 1.6%
PotlatchDeltic Corp.	309,499	12,915,393
Rayonier, Inc.	453,307	10,308,201
Safehold, Inc.	714,860	10,086,675
Total		33,310,269
Total Real Estate		284,384,768
Utilities 1.6%
Gas Utilities 1.6%
National Fuel Gas Co.	308,620	25,846,925
RGC Resources, Inc.	292,937	6,359,662
Total		32,206,587
Total Utilities		32,206,587
Total Common Stocks (Cost $1,620,781,025)		2,017,656,147

Columbia Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Small Cap Value Discovery Fund, January 31, 2026 (Unaudited)
Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Small Cap 0.5%
iShares Russell 2000 Value ETF	52,425	10,164,159
Total Exchange-Traded Equity Funds (Cost $10,031,752)		10,164,159

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 3.776%(b),(c)	5,625,752	5,624,064
Total Money Market Funds (Cost $5,624,056)		5,624,064
Total Investments in Securities (Cost: $1,636,436,833)		2,033,444,370
Other Assets & Liabilities, Net		265,060
Net Assets		2,033,709,430
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	134,632	471,504,029	(466,014,599)	2	5,624,064	2,344	338,320	5,625,752
Gaia, Inc.†
	5,768,386	114,927	(3,357,399)	(274,450)	—	(1,204,787)	—	—
Total	5,903,018			(274,448)	5,624,064	(1,202,443)	338,320

†	Issuer was not an affiliate at the end of period.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Small Cap Value Discovery Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT287_04_T01_(03/26)